Trade Accounts Receivable, Net - Summary of Trade Accounts Receivable (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Disclosure Of Trade Accounts Receivable [Abstract]
Trade accounts receivables	$ 40,519	R$ 134,039	R$ 215,716
Allowance for doubtful accounts	(6,309)	(20,871)	(1,722)
Total trade accounts receivables,net	$ 34,210	R$ 113,168	R$ 213,994